SUPPLEMENTAL CONSOLIDATING FINANCIAL INFORMATION - Supplemental Consolidating Balance Sheet Information (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Long-term Debt and Capital Lease Obligations, Current	$ 48,586	$ 44,343		$ 23,791
Current assets:
Cash and cash equivalents	61,900	61,110	40,852	31,610	30,783	5,775
Receivables:
Trade	64,715	66,196		60,037
Contractual third-party reclamation receivables	8,213	8,487		10,207
Intercompany receivable/payable	0	0		0
Other	1,375	5,086		3,220
Total receivables	74,303	79,769		73,464
Inventories	35,447	39,972		37,734
Deferred income taxes		0
Restricted investments and bond collateral	16,900	5,998		0
Other current assets	16,643	18,190		16,504
Total current assets	205,193	205,039		159,312
Property, plant and equipment:
Land and mineral rights	278,198	278,188		261,741
Plant and equipment	673,189	657,696		635,720
Gross property, plant and equipment	951,387	935,884		897,461
Less accumulated depreciation, depletion and amortization	461,754	445,848		384,621
Net property, plant and equipment	489,633	490,036		512,840
Advanced coal royalties	7,263	7,311		4,316
Reclamation deposits	75,315	74,921		72,718
Restricted investments and bond collateral	523,483	69,235		87,209
Contractual third-party reclamation receivables, less current portion	88,036	88,303		84,158
Intangible assets	1,099	1,520		3,203
Investment in subsidiaries	0	0		0
Other assets	17,125	10,320		12,359
Total Assets	1,407,147	946,685	943,015	936,115	759,172
Accounts payable and accrued expenses:
Total current liabilities	235,686	213,028		170,912
Shareholders' deficit:
Common stock	37,155	36,479		35,502
Other paid-in capital	134,952	134,861		130,852
Accumulated other comprehensive loss	(63,369)	(63,595)		(148,345)	(121,455)	(57,680)
Accumulated earnings (deficit)	(315,075)	(295,784)		(289,727)
Total Westmoreland Coal Company shareholders' deficit	(206,216)	(187,879)		(271,558)
Noncontrolling interest		0		(14,673)
Total equity (deficit)	(206,216)	(187,879)		(286,231)	(249,858)	(162,355)
Total Liabilities and Shareholders' Deficit	1,407,147	946,685		936,115
Accounts Payable and Other Accrued Liabilities, Current	62,598	57,507		52,093
Production Taxes	46,794	41,905		33,228
Workers' Compensation Liability, Current	712	717		820
Postretirement Medical Benefits Current	13,955	13,955		14,068
Supplemental Executive Retirement Plan Current	390	390		390
Deferred Revenue, Current	16,034	14,068		12,822
Asset Retirement Obligation, Current	22,227	23,353	23,154	22,238
Other Sundry Liabilities, Current	24,390	16,790		11,462
Long-term debt, less current installments	751,645	295,494		337,198
Workers' Compensation Liability, Noncurrent	6,680	6,744		8,710
Excess of black lung benefit obligation over trust assets	9,376	8,675		8,356
Other Postretirement Defined Benefit Plan, Liabilities, Noncurrent	271,275	270,374		319,775
Defined Benefit Pension Plan, Liabilities, Noncurrent	23,524	24,176		54,250
Deferred Revenue, Noncurrent	43,299	46,567		56,891
Asset Retirement Obligations, Noncurrent	259,036	256,511	240,335	241,609
Intangible Liabilities Non Current	5,339	5,606		6,625
Other Liabilities, Noncurrent	7,503	7,389		18,020
Intercompany Payable	0	0		0
Liabilities	1,613,363	1,134,564		1,222,346
Preferred Stock, Value, Issued	121	160		160
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Long-term Debt and Capital Lease Obligations, Current		20,392		(1,548)
Current assets:
Cash and cash equivalents	28,759	25,326	10,971	14,836	26,140	271
Receivables:
Trade		0		0
Contractual third-party reclamation receivables		0		0
Intercompany receivable/payable		(16,273)		(17,309)
Other		1,616		680
Total receivables	(14,799)	(14,657)		(16,629)
Inventories		0		0
Deferred income taxes		0
Restricted investments and bond collateral		0
Other current assets		6,144		743
Total current assets	37,933	16,813		(1,050)
Property, plant and equipment:
Land and mineral rights		0		0
Plant and equipment		3,973		3,198
Gross property, plant and equipment	4,000	3,973		3,198
Less accumulated depreciation, depletion and amortization		2,707		2,364
Net property, plant and equipment	1,216	1,266		834
Advanced coal royalties		0		0
Reclamation deposits		0		0
Restricted investments and bond collateral		15,134		15,183
Contractual third-party reclamation receivables, less current portion		0		0
Intangible assets		0		0
Investment in subsidiaries		280,843		257,773
Other assets		8,636		10,267
Total Assets	776,929	322,692		283,007
Accounts payable and accrued expenses:
Total current liabilities	66,128	51,683		28,527
Shareholders' deficit:
Common stock		36,479		35,502
Other paid-in capital		134,861		130,852
Accumulated other comprehensive loss		(63,595)		(148,345)
Accumulated earnings (deficit)		(295,784)		(289,727)
Total Westmoreland Coal Company shareholders' deficit	(206,216)	(187,879)		(271,558)
Noncontrolling interest		0		(14,673)
Total equity (deficit)		(187,879)		(286,231)
Total Liabilities and Shareholders' Deficit	776,929	322,692		283,007
Accounts Payable and Other Accrued Liabilities, Current		6,840		5,060
Production Taxes		0		0
Workers' Compensation Liability, Current		717		820
Postretirement Medical Benefits Current		12,042		12,494
Supplemental Executive Retirement Plan Current		390		390
Deferred Revenue, Current		0		0
Asset Retirement Obligation, Current		0		0
Other Sundry Liabilities, Current		11,302		11,311
Long-term debt, less current installments		224,582		245,456
Workers' Compensation Liability, Noncurrent		6,744		8,710
Excess of black lung benefit obligation over trust assets		8,675		8,356
Other Postretirement Defined Benefit Plan, Liabilities, Noncurrent		185,858		224,336
Defined Benefit Pension Plan, Liabilities, Noncurrent		13,069		29,265
Deferred Revenue, Noncurrent		0		0
Asset Retirement Obligations, Noncurrent		0		0
Intangible Liabilities Non Current		0		0
Other Liabilities, Noncurrent		5,939		701
Intercompany Payable		14,021		23,887
Liabilities	983,145	510,571		569,238
Preferred Stock, Value, Issued		160		160
Co-Issuer [Member]
Condensed Financial Statements, Captions [Line Items]
Long-term Debt and Capital Lease Obligations, Current		0		0
Current assets:
Cash and cash equivalents	4,043	3,341	4,807	4,545	6	880
Receivables:
Trade		12,934		13,018
Contractual third-party reclamation receivables		0		0
Intercompany receivable/payable		0		0
Other		210		0
Total receivables	12,664	13,144		13,018
Inventories		6,161		3,047
Deferred income taxes		0
Restricted investments and bond collateral		5,998
Other current assets		143		298
Total current assets	18,977	28,787		20,908
Property, plant and equipment:
Land and mineral rights		1,395		1,395
Plant and equipment		220,872		219,857
Gross property, plant and equipment	222,327	222,267		221,252
Less accumulated depreciation, depletion and amortization		71,653		61,474
Net property, plant and equipment	148,150	150,614		159,778
Advanced coal royalties		0		0
Reclamation deposits		0		0
Restricted investments and bond collateral		0		5,990
Contractual third-party reclamation receivables, less current portion		0		0
Intangible assets		1,283		2,923
Investment in subsidiaries		0		0
Other assets		0		0
Total Assets	167,998	180,684		189,599
Accounts payable and accrued expenses:
Total current liabilities	21,370	24,199		13,769
Shareholders' deficit:
Common stock		5		5
Other paid-in capital		52,835		52,806
Accumulated other comprehensive loss		(164)		(372)
Accumulated earnings (deficit)		55,915		65,409
Total Westmoreland Coal Company shareholders' deficit	101,957	108,591		117,848
Noncontrolling interest		0		0
Total equity (deficit)		108,591		117,848
Total Liabilities and Shareholders' Deficit	167,998	180,684		189,599
Accounts Payable and Other Accrued Liabilities, Current		10,119		4,978
Production Taxes		3		3
Workers' Compensation Liability, Current		0		0
Postretirement Medical Benefits Current		0		0
Supplemental Executive Retirement Plan Current		0		0
Deferred Revenue, Current		9,024		8,788
Asset Retirement Obligation, Current		0		0
Other Sundry Liabilities, Current		5,053		0
Long-term debt, less current installments		0		0
Workers' Compensation Liability, Noncurrent		0		0
Excess of black lung benefit obligation over trust assets		0		0
Other Postretirement Defined Benefit Plan, Liabilities, Noncurrent		0		0
Defined Benefit Pension Plan, Liabilities, Noncurrent		99		289
Deferred Revenue, Noncurrent		41,297		50,239
Asset Retirement Obligations, Noncurrent		892		829
Intangible Liabilities Non Current		5,606		6,625
Other Liabilities, Noncurrent		0		0
Intercompany Payable		0		0
Liabilities	66,041	72,093		71,751
Preferred Stock, Value, Issued		0		0
Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Long-term Debt and Capital Lease Obligations, Current		23,951		25,339
Current assets:
Cash and cash equivalents	27,267	27,451	23,132	10,236	3,381	352
Receivables:
Trade		46,985		43,420
Contractual third-party reclamation receivables		8,487		10,207
Intercompany receivable/payable		2,761		2,595
Other		3,256		17,377
Total receivables	62,790	61,489		73,599
Inventories		33,811		34,687
Deferred income taxes		870
Restricted investments and bond collateral		0
Other current assets		11,069		15,463
Total current assets	132,382	134,690		133,985
Property, plant and equipment:
Land and mineral rights		276,793		260,346
Plant and equipment		432,851		412,665
Gross property, plant and equipment	725,060	709,644		673,011
Less accumulated depreciation, depletion and amortization		371,488		320,783
Net property, plant and equipment	340,266	338,156		352,228
Advanced coal royalties		7,311		4,316
Reclamation deposits		74,921		72,718
Restricted investments and bond collateral		54,101		66,036
Contractual third-party reclamation receivables, less current portion		88,303		84,158
Intangible assets		237		280
Investment in subsidiaries		0		(792)
Other assets		1,683		2,092
Total Assets	699,150	699,402		715,021
Accounts payable and accrued expenses:
Total current liabilities	143,735	128,162		121,786
Shareholders' deficit:
Common stock		110		110
Other paid-in capital		157,984		155,585
Accumulated other comprehensive loss		6,425		(22,777)
Accumulated earnings (deficit)		(3,120)		(8,550)
Total Westmoreland Coal Company shareholders' deficit	149,601	161,399		124,368
Noncontrolling interest		0		0
Total equity (deficit)		161,399		124,368
Total Liabilities and Shareholders' Deficit	699,150	699,402		715,021
Accounts Payable and Other Accrued Liabilities, Current		38,061		40,715
Production Taxes		36,522		28,856
Workers' Compensation Liability, Current		0		0
Postretirement Medical Benefits Current		774		449
Supplemental Executive Retirement Plan Current		0		0
Deferred Revenue, Current		5,044		4,034
Asset Retirement Obligation, Current		23,353		22,238
Other Sundry Liabilities, Current		457		155
Long-term debt, less current installments		72,912		93,742
Workers' Compensation Liability, Noncurrent		0		0
Excess of black lung benefit obligation over trust assets		0		0
Other Postretirement Defined Benefit Plan, Liabilities, Noncurrent		66,439		74,589
Defined Benefit Pension Plan, Liabilities, Noncurrent		10,765		23,955
Deferred Revenue, Noncurrent		5,270		6,652
Asset Retirement Obligations, Noncurrent		255,619		240,780
Intangible Liabilities Non Current		0		0
Other Liabilities, Noncurrent		6,687		16,145
Intercompany Payable		(7,851)		13,004
Liabilities	549,549	538,003		590,653
Preferred Stock, Value, Issued		0		0
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Long-term Debt and Capital Lease Obligations, Current		0		0
Current assets:
Cash and cash equivalents	1,831	4,992	1,942	1,993	1,256	4,272
Receivables:
Trade		6,277		3,599
Contractual third-party reclamation receivables		0		0
Intercompany receivable/payable		(19,353)		(18,262)
Other		28		8
Total receivables	(19,031)	(13,048)		(14,655)
Inventories		0		0
Deferred income taxes		0
Restricted investments and bond collateral		0
Other current assets		834		0
Total current assets	(16,779)	(7,222)		(12,662)
Property, plant and equipment:
Land and mineral rights		0		0
Plant and equipment		0		0
Gross property, plant and equipment	0	0		0
Less accumulated depreciation, depletion and amortization		0		0
Net property, plant and equipment	0	0		0
Advanced coal royalties		0		0
Reclamation deposits		0		0
Restricted investments and bond collateral		0		0
Contractual third-party reclamation receivables, less current portion		0		0
Intangible assets		0		0
Investment in subsidiaries		3,770		3,770
Other assets		2,000		2,000
Total Assets	(9,509)	(1,452)		(6,892)
Accounts payable and accrued expenses:
Total current liabilities	4,484	9,006		21,675
Shareholders' deficit:
Common stock		132		132
Other paid-in capital		(124)		(124)
Accumulated other comprehensive loss		(3,086)		(6,702)
Accumulated earnings (deficit)		(41,337)		(59,292)
Total Westmoreland Coal Company shareholders' deficit	(47,588)	(44,415)		(65,986)
Noncontrolling interest		0		0
Total equity (deficit)		(44,415)		(65,986)
Total Liabilities and Shareholders' Deficit	(9,509)	(1,452)		(6,892)
Accounts Payable and Other Accrued Liabilities, Current		2,487		16,181
Production Taxes		5,380		4,369
Workers' Compensation Liability, Current		0		0
Postretirement Medical Benefits Current		1,139		1,125
Supplemental Executive Retirement Plan Current		0		0
Deferred Revenue, Current		0		0
Asset Retirement Obligation, Current		0		0
Other Sundry Liabilities, Current		0		0
Long-term debt, less current installments		0		0
Workers' Compensation Liability, Noncurrent		0		0
Excess of black lung benefit obligation over trust assets		0		0
Other Postretirement Defined Benefit Plan, Liabilities, Noncurrent		18,077		20,850
Defined Benefit Pension Plan, Liabilities, Noncurrent		243		741
Deferred Revenue, Noncurrent		0		0
Asset Retirement Obligations, Noncurrent		0		0
Intangible Liabilities Non Current		0		0
Other Liabilities, Noncurrent		983		1,174
Intercompany Payable		14,654		14,654
Liabilities	38,079	42,963		59,094
Preferred Stock, Value, Issued		0		0
Consolidating Adjustments [Member]
Condensed Financial Statements, Captions [Line Items]
Long-term Debt and Capital Lease Obligations, Current		0		0
Current assets:
Cash and cash equivalents	0	0	0	0	0	0
Receivables:
Trade		0		0
Contractual third-party reclamation receivables		0		0
Intercompany receivable/payable		32,865		32,976
Other		(24)		(14,845)
Total receivables	32,679	32,841		18,131
Inventories		0		0
Deferred income taxes		(870)
Restricted investments and bond collateral		0
Other current assets		0		0
Total current assets	32,680	31,971		18,131
Property, plant and equipment:
Land and mineral rights		0		0
Plant and equipment		0		0
Gross property, plant and equipment	0	0		0
Less accumulated depreciation, depletion and amortization		0		0
Net property, plant and equipment	1	0		0
Advanced coal royalties		0		0
Reclamation deposits		0		0
Restricted investments and bond collateral		0		0
Contractual third-party reclamation receivables, less current portion		0		0
Intangible assets		0		0
Investment in subsidiaries		(284,613)		(260,751)
Other assets		(1,999)		(2,000)
Total Assets	(227,421)	(254,641)		(244,620)
Accounts payable and accrued expenses:
Total current liabilities	(31)	(22)		(14,845)
Shareholders' deficit:
Common stock		(247)		(247)
Other paid-in capital		(210,695)		(208,267)
Accumulated other comprehensive loss		(3,175)		29,851
Accumulated earnings (deficit)		(11,458)		2,433
Total Westmoreland Coal Company shareholders' deficit	(203,970)	(225,575)		(176,230)
Noncontrolling interest		0		0
Total equity (deficit)		(225,575)		(176,230)
Total Liabilities and Shareholders' Deficit	(227,421)	(254,641)		(244,620)
Accounts Payable and Other Accrued Liabilities, Current		0		(14,841)
Production Taxes		0		0
Workers' Compensation Liability, Current		0		0
Postretirement Medical Benefits Current		0		0
Supplemental Executive Retirement Plan Current		0		0
Deferred Revenue, Current		0		0
Asset Retirement Obligation, Current		0		0
Other Sundry Liabilities, Current		(22)		(4)
Long-term debt, less current installments		(2,000)		(2,000)
Workers' Compensation Liability, Noncurrent		0		0
Excess of black lung benefit obligation over trust assets		0		0
Other Postretirement Defined Benefit Plan, Liabilities, Noncurrent		0		0
Defined Benefit Pension Plan, Liabilities, Noncurrent		0		0
Deferred Revenue, Noncurrent		0		0
Asset Retirement Obligations, Noncurrent		0		0
Intangible Liabilities Non Current		0		0
Other Liabilities, Noncurrent		(6,220)		0
Intercompany Payable		(20,824)		(51,545)
Liabilities	(23,451)	(29,066)		(68,390)
Preferred Stock, Value, Issued		0		0
Scenario, Previously Reported [Member]
Condensed Financial Statements, Captions [Line Items]
Long-term Debt and Capital Lease Obligations, Current	48,586	44,343		23,791
Current assets:
Cash and cash equivalents	61,900	61,110	40,852	31,610	30,783	5,775
Receivables:
Trade	64,715	66,196		60,037
Contractual third-party reclamation receivables	8,213	8,487		10,207
Intercompany receivable/payable	0	0		0
Other	1,375	5,086		3,220
Total receivables	74,303	79,769		73,464
Inventories	35,447	39,972		37,734
Deferred income taxes		0
Restricted investments and bond collateral	16,900	5,998
Other current assets	16,643	18,190		16,504
Total current assets	205,193	205,039		159,312
Property, plant and equipment:
Land and mineral rights	278,198	278,188		261,741
Plant and equipment	673,189	657,696		635,720
Gross property, plant and equipment	951,387	935,884		897,461
Less accumulated depreciation, depletion and amortization	461,754	445,848		384,621
Net property, plant and equipment	489,633	490,036		512,840
Advanced coal royalties	7,263	7,311		4,316
Reclamation deposits	75,315	74,921		72,718
Restricted investments and bond collateral	523,483	69,235		87,209
Contractual third-party reclamation receivables, less current portion	88,036	88,303		84,158
Intangible assets	1,099	1,520		3,203
Investment in subsidiaries	0	0		0
Other assets	17,125	10,320		12,359
Total Assets	1,407,147	946,685		936,115
Accounts payable and accrued expenses:
Total current liabilities	235,686	213,028		170,912
Shareholders' deficit:
Common stock	37,155	36,479		35,502
Other paid-in capital	134,952	134,861		130,852
Accumulated other comprehensive loss	(63,369)	(63,595)		(148,345)
Accumulated earnings (deficit)	(315,075)	(295,784)		(289,727)
Total Westmoreland Coal Company shareholders' deficit	(206,216)	(187,879)		(271,558)
Noncontrolling interest		0		(14,673)
Total equity (deficit)		(187,879)		(286,231)
Total Liabilities and Shareholders' Deficit	1,407,147	946,685		936,115
Accounts Payable and Other Accrued Liabilities, Current	62,598	57,507		52,093
Production Taxes	46,794	41,905		33,228
Workers' Compensation Liability, Current	712	717		820
Postretirement Medical Benefits Current	13,955	13,955		14,068
Supplemental Executive Retirement Plan Current	390	390		390
Deferred Revenue, Current	16,034	14,068		12,822
Asset Retirement Obligation, Current	22,227	23,353		22,238
Other Sundry Liabilities, Current	24,390	16,790		11,462
Long-term debt, less current installments	751,645	295,494		337,198
Workers' Compensation Liability, Noncurrent	6,680	6,744		8,710
Excess of black lung benefit obligation over trust assets	9,376	8,675		8,356
Other Postretirement Defined Benefit Plan, Liabilities, Noncurrent	271,275	270,374		319,775
Defined Benefit Pension Plan, Liabilities, Noncurrent	23,524	24,176		54,250
Deferred Revenue, Noncurrent	43,299	46,567		56,891
Asset Retirement Obligations, Noncurrent	259,036	256,511		241,609
Intangible Liabilities Non Current	5,339	5,606		6,625
Other Liabilities, Noncurrent	7,503	7,389		18,020
Intercompany Payable	0	0		0
Liabilities	1,613,363	1,134,564		1,222,346
Preferred Stock, Value, Issued	121	160		160
Scenario, Previously Reported [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Long-term Debt and Capital Lease Obligations, Current	22,785	20,392		(1,548)
Current assets:
Cash and cash equivalents	28,759	25,326	(9,637)	14,836	26,141	271
Receivables:
Trade	0	0		0
Contractual third-party reclamation receivables	0	0		0
Intercompany receivable/payable	(2,263)	(3,568)		(8,002)
Other	273	95		77
Total receivables	(1,990)	(3,473)		(7,925)
Inventories	0	0		0
Deferred income taxes		0
Restricted investments and bond collateral	16,900	0
Other current assets	7,044	6,115		739
Total current assets	50,713	27,968		7,650
Property, plant and equipment:
Land and mineral rights	0	0		0
Plant and equipment	3,966	3,939		3,198
Gross property, plant and equipment	3,966	3,939		3,198
Less accumulated depreciation, depletion and amortization	2,781	2,705		2,364
Net property, plant and equipment	1,185	1,234		834
Advanced coal royalties	0	0		0
Reclamation deposits	0	0		0
Restricted investments and bond collateral	469,385	15,134		15,183
Contractual third-party reclamation receivables, less current portion	0	0		0
Intangible assets	0	0		0
Investment in subsidiaries	237,926	266,847		248,565
Other assets	15,563	8,636		10,267
Total Assets	774,772	319,819		282,499
Accounts payable and accrued expenses:
Total current liabilities	64,125	48,965		28,175
Shareholders' deficit:
Common stock	37,155	36,479		35,502
Other paid-in capital	134,953	134,861		130,852
Accumulated other comprehensive loss	(63,369)	(63,595)		(148,345)
Accumulated earnings (deficit)	(315,075)	(295,784)		(289,727)
Total Westmoreland Coal Company shareholders' deficit	(206,215)	(187,879)		(271,558)
Noncontrolling interest		0		(14,673)
Total equity (deficit)		(187,879)		(286,231)
Total Liabilities and Shareholders' Deficit	774,772	319,819		282,499
Accounts Payable and Other Accrued Liabilities, Current	9,000	4,122		4,707
Production Taxes	0	0		0
Workers' Compensation Liability, Current	712	717		820
Postretirement Medical Benefits Current	12,042	12,042		12,494
Supplemental Executive Retirement Plan Current	390	390		390
Deferred Revenue, Current	0	0		0
Asset Retirement Obligation, Current	0	0		0
Other Sundry Liabilities, Current	19,196	11,302		11,312
Long-term debt, less current installments	677,385	224,582		245,456
Workers' Compensation Liability, Noncurrent	6,680	6,744		8,710
Excess of black lung benefit obligation over trust assets	9,376	8,675		8,356
Other Postretirement Defined Benefit Plan, Liabilities, Noncurrent	185,447	185,858		224,336
Defined Benefit Pension Plan, Liabilities, Noncurrent	12,921	13,069		29,265
Deferred Revenue, Noncurrent	0	0		0
Asset Retirement Obligations, Noncurrent	0	0		0
Intangible Liabilities Non Current	0	0		0
Other Liabilities, Noncurrent	6,440	5,939		701
Intercompany Payable	18,613	13,866		23,731
Liabilities	980,987	507,698		568,730
Preferred Stock, Value, Issued	121	160		160
Scenario, Previously Reported [Member] | Co-Issuer [Member]
Condensed Financial Statements, Captions [Line Items]
Long-term Debt and Capital Lease Obligations, Current	0	0		0
Current assets:
Cash and cash equivalents	4,043	3,341	4,807	4,545	6	880
Receivables:
Trade	12,456	12,934		13,018
Contractual third-party reclamation receivables	0	0		0
Intercompany receivable/payable	0	0		0
Other	208	210		0
Total receivables	12,664	13,144		13,018
Inventories	1,845	6,161		3,047
Deferred income taxes		0
Restricted investments and bond collateral	0	5,998
Other current assets	425	143		298
Total current assets	18,977	28,787		20,908
Property, plant and equipment:
Land and mineral rights	1,395	1,395		1,395
Plant and equipment	220,932	220,872		219,857
Gross property, plant and equipment	222,327	222,267		221,252
Less accumulated depreciation, depletion and amortization	74,177	71,653		61,474
Net property, plant and equipment	148,150	150,614		159,778
Advanced coal royalties	0	0		0
Reclamation deposits	0	0		0
Restricted investments and bond collateral	0	0		5,990
Contractual third-party reclamation receivables, less current portion	0	0		0
Intangible assets	871	1,283		2,923
Investment in subsidiaries	0	0		0
Other assets	0	0		0
Total Assets	167,998	180,684		189,599
Accounts payable and accrued expenses:
Total current liabilities	21,370	24,199		13,769
Shareholders' deficit:
Common stock	5	5		5
Other paid-in capital	52,842	52,835		52,807
Accumulated other comprehensive loss	(162)	(164)		(372)
Accumulated earnings (deficit)	49,272	55,915		65,408
Total Westmoreland Coal Company shareholders' deficit	101,957	108,591		117,848
Noncontrolling interest		0		0
Total equity (deficit)		108,591		117,848
Total Liabilities and Shareholders' Deficit	167,998	180,684		189,599
Accounts Payable and Other Accrued Liabilities, Current	6,331	10,119		4,978
Production Taxes	405	3		3
Workers' Compensation Liability, Current	0	0		0
Postretirement Medical Benefits Current	0	0		0
Supplemental Executive Retirement Plan Current	0	0		0
Deferred Revenue, Current	9,581	9,024		8,788
Asset Retirement Obligation, Current	0	0		0
Other Sundry Liabilities, Current	5,053	5,053		0
Long-term debt, less current installments	0	0		0
Workers' Compensation Liability, Noncurrent	0	0		0
Excess of black lung benefit obligation over trust assets	0	0		0
Other Postretirement Defined Benefit Plan, Liabilities, Noncurrent	0	0		0
Defined Benefit Pension Plan, Liabilities, Noncurrent	98	99		289
Deferred Revenue, Noncurrent	38,325	41,297		50,239
Asset Retirement Obligations, Noncurrent	909	892		829
Intangible Liabilities Non Current	5,339	5,606		6,625
Other Liabilities, Noncurrent	0	0		0
Intercompany Payable	0	0		0
Liabilities	66,041	72,093		71,751
Preferred Stock, Value, Issued	0	0		0
Scenario, Previously Reported [Member] | Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Long-term Debt and Capital Lease Obligations, Current	4,596	2,790		1,939
Current assets:
Cash and cash equivalents	8,794	7,942	6,698	5,362	143	0
Receivables:
Trade	22,857	17,389		13,428
Contractual third-party reclamation receivables	44	44		56
Intercompany receivable/payable	3,499	4,384		5,667
Other	244	2,974		16,806
Total receivables	26,644	24,791		35,957
Inventories	15,133	16,077		16,538
Deferred income taxes		870
Restricted investments and bond collateral	0	0
Other current assets	3,168	6,883		5,550
Total current assets	53,739	56,563		63,407
Property, plant and equipment:
Land and mineral rights	104,640	104,631		91,741
Plant and equipment	245,368	229,998		215,751
Gross property, plant and equipment	350,008	334,629		307,492
Less accumulated depreciation, depletion and amortization	138,718	132,189		108,151
Net property, plant and equipment	211,290	202,440		199,341
Advanced coal royalties	3,000	3,000		500
Reclamation deposits	0	0		0
Restricted investments and bond collateral	36,615	36,619		39,208
Contractual third-party reclamation receivables, less current portion	302	293		327
Intangible assets	0	0		0
Investment in subsidiaries	0	0		(792)
Other assets	569	586		635
Total Assets	305,515	299,501		302,626
Accounts payable and accrued expenses:
Total current liabilities	50,444	40,460		33,729
Shareholders' deficit:
Common stock	110	110		110
Other paid-in capital	92,896	94,370		93,456
Accumulated other comprehensive loss	17,372	17,492		(4,987)
Accumulated earnings (deficit)	24,841	28,389		54,750
Total Westmoreland Coal Company shareholders' deficit	135,219	140,361		143,329
Noncontrolling interest		0		0
Total equity (deficit)		140,361		143,329
Total Liabilities and Shareholders' Deficit	305,515	299,501		302,626
Accounts Payable and Other Accrued Liabilities, Current	14,710	12,522		15,163
Production Taxes	22,442	17,429		10,014
Workers' Compensation Liability, Current	0	0		0
Postretirement Medical Benefits Current	329	329		87
Supplemental Executive Retirement Plan Current	0	0		0
Deferred Revenue, Current	4,813	3,969		2,997
Asset Retirement Obligation, Current	3,554	3,104		3,519
Other Sundry Liabilities, Current	0	317		10
Long-term debt, less current installments	12,912	2,664		2,473
Workers' Compensation Liability, Noncurrent	0	0		0
Excess of black lung benefit obligation over trust assets	0	0		0
Other Postretirement Defined Benefit Plan, Liabilities, Noncurrent	50,472	49,418		55,981
Defined Benefit Pension Plan, Liabilities, Noncurrent	9,494	9,381		19,346
Deferred Revenue, Noncurrent	0	0		0
Asset Retirement Obligations, Noncurrent	51,300	50,472		40,063
Intangible Liabilities Non Current	0	0		0
Other Liabilities, Noncurrent	0	6,220		15,677
Intercompany Payable	(4,326)	525		(7,972)
Liabilities	170,296	159,140		159,297
Preferred Stock, Value, Issued	0	0		0
Scenario, Previously Reported [Member] | Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Long-term Debt and Capital Lease Obligations, Current	21,205	21,161		23,400
Current assets:
Cash and cash equivalents	20,304	24,501	18,376	6,867	4,493	4,624
Receivables:
Trade	29,402	35,873		33,591
Contractual third-party reclamation receivables	8,169	8,443		10,151
Intercompany receivable/payable	(33,946)	(33,681)		(30,641)
Other	681	1,831		1,182
Total receivables	4,306	12,466		14,283
Inventories	18,469	17,735		18,149
Deferred income taxes		0
Restricted investments and bond collateral	0	0
Other current assets	6,005	5,049		9,917
Total current assets	49,084	59,751		49,216
Property, plant and equipment:
Land and mineral rights	172,163	172,163		168,605
Plant and equipment	202,923	202,886		196,914
Gross property, plant and equipment	375,086	375,049		365,519
Less accumulated depreciation, depletion and amortization	246,079	239,302		212,632
Net property, plant and equipment	129,007	135,747		152,887
Advanced coal royalties	4,263	4,311		3,816
Reclamation deposits	75,315	74,921		72,718
Restricted investments and bond collateral	17,483	17,482		26,828
Contractual third-party reclamation receivables, less current portion	87,734	88,010		83,831
Intangible assets	228	238		280
Investment in subsidiaries	3,770	3,770		3,770
Other assets	4,493	3,098		3,457
Total Assets	371,377	387,328		396,803
Accounts payable and accrued expenses:
Total current liabilities	99,777	99,426		110,083
Shareholders' deficit:
Common stock	132	132		132
Other paid-in capital	66,027	64,401		62,539
Accumulated other comprehensive loss	(13,937)	(14,153)		(24,492)
Accumulated earnings (deficit)	(100,334)	(87,753)		(132,334)
Total Westmoreland Coal Company shareholders' deficit	(48,112)	(37,373)		(94,155)
Noncontrolling interest		0		0
Total equity (deficit)		(37,373)		(94,155)
Total Liabilities and Shareholders' Deficit	371,377	387,328		396,803
Accounts Payable and Other Accrued Liabilities, Current	32,557	30,743		42,085
Production Taxes	23,947	24,472		23,211
Workers' Compensation Liability, Current	0	0		0
Postretirement Medical Benefits Current	1,583	1,583		1,487
Supplemental Executive Retirement Plan Current	0	0		0
Deferred Revenue, Current	1,640	1,075		1,037
Asset Retirement Obligation, Current	18,673	20,250		18,719
Other Sundry Liabilities, Current	172	142		144
Long-term debt, less current installments	64,848	70,248		91,269
Workers' Compensation Liability, Noncurrent	0	0		0
Excess of black lung benefit obligation over trust assets	0	0		0
Other Postretirement Defined Benefit Plan, Liabilities, Noncurrent	35,356	35,098		39,458
Defined Benefit Pension Plan, Liabilities, Noncurrent	1,011	1,627		5,350
Deferred Revenue, Noncurrent	4,974	5,271		6,652
Asset Retirement Obligations, Noncurrent	206,827	205,147		200,717
Intangible Liabilities Non Current	0	0		0
Other Liabilities, Noncurrent	1,063	1,450		1,642
Intercompany Payable	5,633	6,434		35,787
Liabilities	419,489	424,701		490,958
Preferred Stock, Value, Issued	0	0		0
Scenario, Previously Reported [Member] | Consolidating Adjustments [Member]
Condensed Financial Statements, Captions [Line Items]
Long-term Debt and Capital Lease Obligations, Current	0	0		0
Current assets:
Cash and cash equivalents	0	0	20,608	0	0	0
Receivables:
Trade	0	0		0
Contractual third-party reclamation receivables	0	0		0
Intercompany receivable/payable	32,710	32,865		32,976
Other	(31)	(24)		(14,845)
Total receivables	32,679	32,841		18,131
Inventories	0	(1)		0
Deferred income taxes		(870)
Restricted investments and bond collateral	0	0
Other current assets	1	0		0
Total current assets	32,680	31,970		18,131
Property, plant and equipment:
Land and mineral rights	0	(1)		0
Plant and equipment	0	1		0
Gross property, plant and equipment	0	0		0
Less accumulated depreciation, depletion and amortization	(1)	(1)		0
Net property, plant and equipment	1	1		0
Advanced coal royalties	0	0		0
Reclamation deposits	0	0		0
Restricted investments and bond collateral	0	0		0
Contractual third-party reclamation receivables, less current portion	0	0		0
Intangible assets	0	(1)		0
Investment in subsidiaries	(241,696)	(270,617)		(251,543)
Other assets	(3,500)	(2,000)		(2,000)
Total Assets	(212,515)	(240,647)		(235,412)
Accounts payable and accrued expenses:
Total current liabilities	(30)	(22)		(14,844)
Shareholders' deficit:
Common stock	(247)	(247)		(247)
Other paid-in capital	(211,766)	(211,606)		(208,802)
Accumulated other comprehensive loss	(3,273)	(3,175)		29,851
Accumulated earnings (deficit)	26,221	3,449		12,176
Total Westmoreland Coal Company shareholders' deficit	(189,065)	(211,579)		(167,022)
Noncontrolling interest		0		0
Total equity (deficit)		(211,579)		(167,022)
Total Liabilities and Shareholders' Deficit	(212,515)	(240,647)		(235,412)
Accounts Payable and Other Accrued Liabilities, Current	0	1		(14,840)
Production Taxes	0	1		0
Workers' Compensation Liability, Current	0	0		0
Postretirement Medical Benefits Current	1	1		0
Supplemental Executive Retirement Plan Current	0	0		0
Deferred Revenue, Current	0	0		0
Asset Retirement Obligation, Current	0	(1)		0
Other Sundry Liabilities, Current	(31)	(24)		(4)
Long-term debt, less current installments	(3,500)	(2,000)		(2,000)
Workers' Compensation Liability, Noncurrent	0	0		0
Excess of black lung benefit obligation over trust assets	0	0		0
Other Postretirement Defined Benefit Plan, Liabilities, Noncurrent	0	0		0
Defined Benefit Pension Plan, Liabilities, Noncurrent	0	0		0
Deferred Revenue, Noncurrent	0	(1)		0
Asset Retirement Obligations, Noncurrent	0	0		0
Intangible Liabilities Non Current	0	0		0
Other Liabilities, Noncurrent	0	(6,220)		0
Intercompany Payable	(19,920)	(20,825)		(51,546)
Liabilities	(23,450)	(29,068)		(68,390)
Preferred Stock, Value, Issued	$ 0	$ 0		$ 0